UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2019

Date of reporting period: 08/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IPS Strategic Capital Absolute Return Fund, a series of the WP Trust, for the period ended August 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IPS Strategic Capital Absolute Return Fund

Institutional Class Shares (Ticker Symbol: IPSAX)

A series of the

WP Trust

SEMI-ANNUAL REPORT

August 31, 2018

Investment Adviser

IPS Strategic Capital, Inc.

215 S. Wadsworth Blvd., Suite 540

Denver, CO 80226

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

INVESTMENT HIGHLIGHTS

August 31, 2018 (Unaudited)

The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains.

IPS Strategic Capital, Inc. (the “Adviser”) seeks to reduce the overall volatility of returns by managing a portfolio of options. The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. When the Adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the Adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund may take a defensive position when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to be equal to, or less than that of, the market in total.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2018 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments, Schedule of Options Purchased and Schedule of Options Written.

1

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS - 23.89%	Shares	Fair Value

DEBT FUNDS - 23.89%
Invesco Ultra Short Duration ETF	162,692	$8,176,900
iShares Floating Rate Bond ETF	83,398	4,258,302
iShares Short Maturity Bond ETF	84,711	4,255,034
PIMCO Enhanced Short Maturity Active ETF	41,855	4,253,724
		20,943,960
EQUITY FUNDS - 0.00%
SPDR S&P 500 ETF Trust	1	290

TOTAL EXCHANGE TRADED FUNDS (Cost $20,923,368)		20,944,250

OPTIONS PURCHASED (Cost $18,419,662) - 22.96% (b)		20,121,889

SHORT-TERM INVESTMENT - 53.33%
Federated Government Obligations Fund - Institutional Shares, 1.83% (a) (c) (e)	46,746,449	46,746,449
TOTAL SHORT-TERM INVESTMENT (Cost $46,746,449)		46,746,449

TOTAL INVESTMENTS (Cost $86,089,479) – 100.18%		$87,812,588

OPTIONS WRITTEN (Proceeds $76,384) - (0.09)% (d)		(76,384)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09)%		(79,690)

NET ASSETS - 100%		$87,656,514

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at August 31, 2018, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

(e) A copy of the Federated Government Obligations Fund - Institutional Shares annual report can be found at http://www.federatedinvestors.com.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

2

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS PURCHASED
August 31, 2018 (Unaudited)			SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 22.96%
		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
CALL OPTIONS PURCHASED - 18.46%
CBOE S&P 500 Index	157	$46,001,000	$2,930	9/21/2018	$166,420
CBOE S&P 500 Index	50	$12,125,000	$2,425	3/15/2019	2,530,156
CBOE S&P 500 Index	253	$60,720,000	$2,400	3/15/2019	13,482,370
TOTAL CALL OPTIONS PURCHASED (Cost $14,474,151)					16,178,946

		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
PUT OPTIONS PURCHASED - 4.50%
CBOE S&P 500 Index	100	$28,950,000	$2,895	9/4/2018	28,703
CBOE S&P 500 Index	704	$177,760,000	$2,525	6/21/2019	3,914,240
TOTAL PUT OPTIONS PURCHASED (Cost $3,945,511)					3,942,943

TOTAL OPTIONS PURCHASED (Cost $18,419,662)					$20,121,889

1 Each option contract is equivalent to 100 units of the underlying index.  All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

3

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2018 (Unaudited)		SEMI-ANNUAL REPORT

OPTIONS WRITTEN - 0.09%
		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
PUT OPTIONS WRITTEN - 0.09%
CBOE S&P 500 Index	29	$8,337,500	$2,875	9/14/2018	$5,236
CBOE S&P 500 Index	472	$135,936,000	$2,880	9/14/2018	64,049
CBOE S&P 500 Index	49	$14,136,500	$2,885	9/14/2018	7,099
TOTAL PUT OPTIONS WRITTEN (Proceeds $76,384)					76,384

TOTAL OPTIONS WRITTEN (Proceeds $76,384)					$76,384

1 Each option contract is equivalent to 100 units of the underlying index.  All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

4

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2018 (Unaudited)	SEMI-ANNUAL REPORT
Assets:
Investments, at value (identified cost $86,089,479)	$87,812,588
Deposits at broker for options contracts	2,904,586
Receivables:
Interest	74,808
Investment securities sold	755,604
Fund shares sold	15,168
Prepaid expenses	5,281
Total assets	91,568,035

Liabilities:
Options written, at value (identified proceeds $76,384)	76,384
Payables:
Investment securities purchased	3,705,303
Fund shares redeemed	11,832
Due to adviser	73,153
Due to administrator	7,641
Brokerage commissions payable	23,733
Accrued Trustee fees	2,609
Accrued expenses	10,866
Total liabilities	3,911,521
Net Assets	$87,656,514

Sources of Net Assets:
Paid-in capital	$79,904,623
Accumulated undistributed net realized gain on investments, futures contracts, options purchased and options written	6,328,978
Accumulated net investment loss	(300,196)
Net unrealized appreciation on investments, options purchased and options written	1,723,109
Total Net Assets (unlimited shares of beneficial interest authorized)	$87,656,514

Institutional Class Shares:
Net assets applicable to 7,997,985 shares outstanding	$87,656,514
Net Asset Value, Offering and Redemption Price Per Share	$10.96

The accompanying notes are an integral part of these financial statements.

5

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the
Six Month Period Ended
August 31, 2018
(Unaudited)
Investment income:
Dividends	$235,512
Interest	443,986
Total investment income	679,498

Expenses:
Management fees (Note 6)	426,337
Interest expense*	258,027
Accounting and transfer agent fees and expenses	118,427
Portfolio software fees	27,338
Legal fees	12,736
Compliance officer fees	12,060
Audit fees	9,075
Custodian fees	7,562
Trustee fees and expenses	6,554
Miscellaneous	3,888
Registration and filing fees	2,789
Pricing fees	1,532
Insurance	554
Reports to shareholders	252
Total expenses	887,131

Net investment loss	(207,633)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Futures contracts	376,547
Options purchased	(853,909)
Options written	3,441,557
Net realized gain on investments, futures contracts and options	2,964,195

Net change in unrealized appreciation (depreciation) on:
Investments	12,886
Options purchased	(87,694)
Options written	(331,857)
Net change in unrealized depreciation on investments and options	(406,665)

Net gain on investments	2,557,530

Net increase in net assets resulting from operations	$2,349,897

* Interest expense is incurred in connection with the Fund’s options investment strategy.

The accompanying notes are an integral part of these financial statements.

6

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF CASH FLOWS

SEMI-ANNUAL REPORT

For the
Six Month Period Ended
August 31, 2018
(Unaudited)
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,349,897
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Purchases of futures, net	7,196,687
Proceeds from disposition of futures, net	(6,820,140)
Purchases of options	(420,996,038)
Proceeds from disposition of options	417,003,916
Sales of short-term investment securities, net	9,066,286
Decrease in due to broker	(1,677,322)
Decrease in due to custodian	(5,000,000)
Decrease in deposits at broker for futures contracts	1,194,677
Increase in deposits at broker for options contracts	(2,904,586)
Increase in interest receivable	(18,305)
Decrease in receivables for investment securities sold	3,158,758
Increase in prepaid expenses	(1,041)
Decrease in brokerage commissions payable	(54,254)
Premiums received from options written	184,202,572
Payments to cover options written	(182,813,559)
Decrease in payable for securities purchased	(263,400)
Decrease in accrued expenses	(16,220)
Net unrealized appreciation on investments and options	406,665
Net realized gain on futures contracts	(376,547)
Net realized gain on investments and options	(2,587,648)
Net cash provided from operating activities	1,050,398

Cash flows from financing activities:
Proceeds from Fund shares sold	3,653,887
Payment on Fund shares redeemed	(4,704,285)
Net cash used in financing activities	(1,050,398)

Net increase (decrease) in cash	$—

Cash:
Beginning of year	$—
End of year	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of a decrease in receivable for fund shares sold of $15,506 and an increase in payable for fund shares redeemed of $11,007.

Interest paid by the Fund amounted to $258,027.

The accompanying notes are an integral part of these financial statements.

7

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	For the Six Month Period Ended	For the Year Ended
	August 31, 2018	February 28, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(207,633)	$(736,925)
Net realized gain on investments, futures contracts and options	2,964,195	8,005,235
Net change in unrealized appreciation (depreciation) on investments and options	(406,665)	2,103,510
Net increase in net assets resulting from operations	2,349,897	9,371,820

Distributions to shareholders from:
Net realized capital gains - Institutional Class	—	(7,149,606)
Total distributions	—	(7,149,606)

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	(1,076,911)	(6,229,447)

Increase (decrease) in net assets	1,272,986	(4,007,233)

Net Assets:
Beginning of year/period	86,383,528	90,390,761

End of year/period	$87,656,514	$86,383,528
Accumulated net investment loss	$(300,196)	$(92,563)

The accompanying notes are an integral part of these financial statements.

8

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, income and expense ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class

	For the Six Month Period Ended		For the Year Ended	For the Period Ended
	August 31, 2018		February 28, 2018	February 28, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.66		$10.38	$10.00

Investment Operations:
Net investment loss	(0.03)		(0.09)	(0.11)
Net realized and unrealized gain on investments, futures contracts and options	0.33		1.33	0.56
Total from investment operations	0.30		1.24	0.45

Distributions:
From net realized capital gains	—		(0.96)	(0.07)
Total distributions	—		(0.96)	(0.07)

Net Asset Value, End of Year/Period	$10.96		$10.66	$10.38

Total Return (b)	2.81	%(c)	12.15%	4.51	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$87,657		$86,384	$90,391

Ratios of expenses to average net assets: (d) (f)	2.08	%(e)	1.69%	1.52	%(e)

Ratios of net investment loss to average net assets: (d) (f)	(0.49	)%(e)	(0.89)%	(1.24	)%(e)

Portfolio turnover rate	0.00	%(c)	0.00%	0.00	%(c)

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	The ratios include 0.61%, 0.19% and 0.06% of interest expense during the six month period ended August 31, 2018, year ended February 28, 2018 and period ended February 28, 2017, respectively. Interest expense is incurred in connection with the Fund’s options investment strategy.
(e)	Annualized.
(f)	Ratios do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

9

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

1.             ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently, only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Options – The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

c)             Exchange-Traded Funds and Money Market Funds – The Fund may invest in Exchange Traded Funds (“ETFs”) and money market mutual funds (“MM Funds”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs and MM Funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

From time to time, the Fund may invest greater than 25% of its net assets in one security. As of August 31, 2018, the Federated Government Obligations Fund represented 53.33% of the Fund’s net assets. Additional Information for this security, including the financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)             Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

e)             Futures contracts – The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

f)              Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended August 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended August 31, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six month period ended August 31, 2018 and during the tax years ended February 28, 2018 and February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

h)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)              Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

j)              Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income and expenses are recognized on an accrual basis utilizing the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options and futures, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Derivatives held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Derivatives that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will typically be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2018.

IPS Strategic Capital Absolute Return Fund
Financial and Derivative Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange Traded Funds (2)	$20,944,250	$—	$—	$20,944,250
Call Options Purchased	16,178,946	—	—	16,178,946
Put Options Purchased	3,942,943	—	—	3,942,943
Short-Term Investment	46,746,449	—	—	46,746,449
Total Assets	$87,812,588	$—	$—	$87,812,588

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

2.             SECURITIES VALUATIONS (continued)

IPS Strategic Capital Absolute Return Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Put Options Written	$76,384	$—	$—	$76,384
Total Liabilities	$76,384	$—	$—	$76,384

(1)       As of and during the six month period ended August 31, 2018, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)       All ETFs held in the Fund are level 1 securities. Please refer to the Schedule of Investments for each ETF’s investment type.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any level during the six month period ended August 31, 2018.

3.             DERIVATIVES TRANSACTIONS

As of August 31, 2018, portfolio securities valued at $26,355,555 were held in escrow by the custodian as collateral for options written by the Fund.

The average monthly notional value of options contracts purchased and written by the Fund during the six month period ended August 31, 2018 were as follows:

Derivative Type	Average Notional Value

Call Options Purchased	$254,089,857
Put Options Purchased	206,123,429
Call Options Written	163,802,426
Put Options Written	123,581,429

The amount of realized losses on futures contracts as disclosed in the Statement of Operations serve as indicators of the volume of futures activity for the Fund during the six month period ended August 31, 2018. The Fund opened and closed 175 futures contracts with equity derivative risk during the six month period ended August 31, 2018.  The Fund had no open futures contracts as of August 31, 2018.

As of August 31, 2018, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$16,178,946	$16,178,946
Put options purchased	Investments, at value	3,942,943	3,942,943
Total Assets		$20,121,889	$20,121,889

Liabilities	Location	Equity Contracts	Total
Put options written	Options written, at value	$76,384	$76,384
Total Liabilities		$76,384	$76,384

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

3.       DERIVATIVES TRANSACTIONS (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended August 31, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(85,584)	$(85,584)
Put options purchased	Options purchased	(2,110)	(2,110)
Call options written	Options written	(60,744)	(60,744)
Put option written	Options written	(271,113)	(271,113)
		$(419,551)	$(419,551)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$7,629,486	$7,629,486
Put options purchased	Options purchased	(8,483,395)	(8,483,395)
Call options written	Options written	(1,889,243)	(1,889,243)
Put option written	Options written	5,330,800	5,330,800
Futures contracts	Futures contracts sold	376,547	376,547
		$2,964,195	$2,964,195

All open derivative positions at August 31, 2018 are reflected on the Fund’s Schedule of Investments, Schedule of Options Purchased and Schedule of Options Written.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of August 31, 2018.

Liabilities:			Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$76,384	(1)	$—	$76,384	(1)	$76,384	(2)	$—	$—
Total	$76,384	(1)	$—	$76,384	(1)	$76,384	(2)	$—	$—

(1) Written options at value as presented in the Schedule of Options Written.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

4.            CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended August 31, 2018 , were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	347,919	(450,971)	—	(103,052)
Value	$3,638,381	$(4,715,292)	$—	$(1,076,911)

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

4.             CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Fund for the year ended February 28, 2018, were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	932,916	(2,025,708)	485,555	(607,237)
Value	$9,958,838	$(21,233,205)	$5,044,920	$(6,229,447)

5.             INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$—	$—

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the six month period ended August 31, 2018, the Adviser earned $426,337 of advisory fees.

 The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2018, M3Sixty earned $118,427, including out of pocket expenses, with $7,641 remaining payable at August 31, 2018.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund.

M3SixtyD is an affiliate of M3Sixty.

7.            TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$87,791,707	$24,002	$(3,121)	$20,881

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

7.            TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 28, 2018, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Deferred Late Year Loss	Total Distributable Earnings
$7,995	$2,209,945	$3,276,617	$—	$(92,563)	$5,401,994

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from investments is primarily attributable to the tax treatment of derivatives.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2018, the Fund elected to defer post-December losses 92,563.

As of February 28, 2018, the Fund had no capital loss carryforwards available for federal income tax purposes.

In accordance with GAAP, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized gains (losses) on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of ordinary losses used to reduce short-term capital gains. As of February 28, 2018, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Undistributed (Accumulated) Net Investment Loss	Undistributed (Accumulated) Net Realized Gain	Paid-in Capital
$644,362	$(644,362)	$—

The Fund did not pay any distributions during the six month period ended August 31, 2018.

During the year ended February 28, 2018, the Fund distributed $2,143,635 of ordinary income and $5,005,971 of long-term capital gains.

8.            COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.             SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
August 31, 2018 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

 Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

 Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the six month period ended August 31, 2018.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
ADDITIONAL INFORMATION
August 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the annual report provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC (the Funds’ principal underwriter) and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Funds’ six month period ended August 31, 2018 was as follows:

Name of Trustee1/Officer	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$1,650	None	None	$1,650
Ronald F. Rohe	$1,650	None	None	$1,650
Michael G. Rogan	$1,650	None	None	$1,650
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers five (5) series of shares.

2 Figures are for the six month period ended August 31, 2018.

WP Trust	SEMI-ANNUAL REPORT
IPS Strategic Capital Absolute Return Fund
Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the Six Month Period ended 08/31/18

	Beginning Account Value (03/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+2.81%)	$1,000.00	2.08%	$1,028.10	$10.63
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	2.08%	$1,014.70	$10.56

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated June 28, 2018 for the Fund were as follows:
IPS Strategic Capital Absolute Return Fund Institutional Class shares	1.80%

The total annual fund operating expense ratio during the six month period ended August 31, 2018 was 2.08% for the IPS Strategic Capital Absolute Return Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the six month period ended August 31, 2018.

WP TRUST

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IPS Strategic Capital, Inc.

215 S. Wadsworth Blvd.

Suite 540

Denver, CO 80226

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable, Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable, Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: November 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: November 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: November 7, 2018